Operating Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Fixed Rate Time Charter Contract [Member] Vessel	Dec. 31, 2013 Two Thousand and Fourteen Expiration [Member] Vessel	Dec. 31, 2013 Two Thousand And Fifteen Time Charter Contract Expiration [Member] Vessel	Dec. 31, 2013 Two Thousand And Sixteen Time Charter Contract Expiration [Member] Vessel
Operating Leased Assets [Line Items]
Minimum commitment to be incurred by Company	$ 4.4
Minimum commitment to be incurred by Company, 2015	0.2
Number of vessels			13	6	4	3
Minimum scheduled future revenues to be received by Company	113.3
Minimum scheduled future revenues to be received by Company in current year	72.4
Minimum scheduled future revenues to be received by Company in second year	32.7
Minimum scheduled future revenues to be received by Company in third year	8.2
Carrying amount of vessels employed on operating leases	431.1	455.9
Cost of the veseels	598.1	645.6
Accumulated depreciation of the vessels	$ 167.0	$ 189.7